Inventories, Net Of Customer Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Inventories, Net Of Customer Advances [Abstract]
Cost incurred on long-term contracts in progress	$ 832,642		$ 866,325
Raw materials	119,416		110,528
Advances to suppliers and subcontractors	35,857		47,168
Inventory, gross	987,915		1,024,021
Less - Cost incurred on contracts in progress deducted from customer advances	68,306		38,048
Less - Advances deducted from inventories	104,297	[1]	150,195	[1]
Less - Provision for losses on long-term contracts	64,065		74,509
Inventories, net of customer advances	$ 751,247		$ 761,269

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).